Deferred shipping revenues	9 Months Ended
Sep. 30, 2021
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 8 – Deferred shipping revenues
Deferred shipping revenues relates to charter hire payments paid in advance. As of September 30, 2021, $4.0 million was recognized as deferred shipping revenues in the condensed consolidated statement of financial position.